Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Communication Services: 1.1%
144,451	(1)	Gray Television, Inc.	$ 1,989,090	0.5
203,546	(1)	Vonage Holdings Corp.	2,082,276	0.6
			4,071,366	1.1

		Consumer Discretionary: 13.3%
248,502		Bloomin Brands, Inc.	3,794,626	1.1
106,589	(1)	Caesars Entertainment, Inc.	5,975,379	1.7
120,407		Callaway Golf Co.	2,304,590	0.6
14,111	(1)	Deckers Outdoor Corp.	3,104,561	0.9
44,798		Dick's Sporting Goods, Inc.	2,592,908	0.7
52,870	(1),(2)	GrowGeneration Corp.	844,863	0.2
19,141	(1)	Helen of Troy Ltd.	3,704,166	1.0
79,907		La-Z-Boy, Inc.	2,527,458	0.7
27,852		LCI Industries	2,960,389	0.8
15,871		Lithia Motors, Inc.	3,617,636	1.0
48,744		Marriott Vacations Worldwide Corp.	4,426,443	1.2
23,188	(1)	Murphy USA, Inc.	2,974,325	0.8
6,205	(1)	RH	2,374,157	0.7
70,956	(2)	Shoe Carnival, Inc.	2,382,702	0.7
21,359		Strategic Education, Inc.	1,953,708	0.5
48,464		Winnebago Industries	2,504,135	0.7
			48,042,046	13.3

		Consumer Staples: 3.2%
67,227		Energizer Holdings, Inc.	2,631,265	0.7
234,132	(1)	Hostess Brands, Inc.	2,886,847	0.8
99,197	(1)	Performance Food Group Co.	3,434,200	1.0
121,556	(1)	Simply Good Foods Co/The	2,680,310	0.7
			11,632,622	3.2

		Energy: 1.0%
54,409	(1)	Dril-Quip, Inc.	1,347,167	0.4
257,835		Parsley Energy, Inc. - Class A	2,413,335	0.6
			3,760,502	1.0

		Financials: 15.9%
148,134		Atlantic Union Bankshares Corp.	3,165,624	0.9
130,561		Columbia Banking System, Inc.	3,113,880	0.9
129,546		Essent Group Ltd.	4,794,497	1.3
291,225		First Horizon National Corp.	2,746,252	0.8
126,088		Heritage Insurance Holdings, Inc.	1,276,011	0.3
44,495		Lakeland Financial Corp.	1,833,194	0.5
23,614		LPL Financial Holdings, Inc.	1,810,485	0.5
9,193		Morningstar, Inc.	1,476,488	0.4
158,363		Pacific Premier Bancorp, Inc.	3,189,431	0.9
3,844	(1)	Palomar Holdings, Inc.	400,699	0.1
68,151		Pinnacle Financial Partners, Inc.	2,425,494	0.7
15,815		Primerica, Inc.	1,789,309	0.5
61,585		Prosperity Bancshares, Inc.	3,191,951	0.9
97,342	(1),(2)	Selectquote, Inc.	1,971,175	0.5
86,320		ServisFirst Bancshares, Inc.	2,937,470	0.8
30,658		Signature Bank	2,544,307	0.7
102,840	(1)	StepStone Group, Inc.	2,736,572	0.8
86,642		Stifel Financial Corp.	4,380,620	1.2
144,633	(1)	Trean Insurance Group, Inc.	2,205,653	0.6
186,382		Trustco Bank Corp.	972,914	0.3
625,315		Two Harbors Investment Corp.	3,182,853	0.9
88,792		Virtu Financial, Inc.	2,043,104	0.6
111,052		WSFS Financial Corp.	2,995,072	0.8
			57,183,055	15.9

		Health Care: 16.7%
81,808	(1)	1Life Healthcare, Inc.	2,320,075	0.6
83,796	(1),(2)	Aerie Pharmaceuticals, Inc.	986,279	0.3
42,777	(1),(2)	Akouos, Inc.	978,310	0.3
4,637	(1)	Amedisys, Inc.	1,096,326	0.3
112,931	(1)	Amicus Therapeutics, Inc.	1,594,586	0.4
55,280	(1)	AMN Healthcare Services, Inc.	3,231,669	0.9
22,627	(1)	Arena Pharmaceuticals, Inc.	1,692,273	0.5
45,094	(1)	Arrowhead Pharmaceuticals, Inc.	1,941,748	0.5
23,599	(1)	Biohaven Pharmaceutical Holding Co. Ltd.	1,534,171	0.4
28,494	(1)	Blueprint Medicines Corp.	2,641,394	0.7
174,987	(1)	CryoLife, Inc.	3,232,010	0.9
114,094	(1)	Cymabay Therapeutics, Inc.	826,040	0.2
48,831		Encompass Health Corp.	3,173,038	0.9
138,304	(1)	Epizyme, Inc.	1,649,967	0.5
37,699	(1)	FibroGen, Inc.	1,550,183	0.4
52,391	(1)	Globus Medical, Inc.	2,594,402	0.7
35,584	(1)	Haemonetics Corp.	3,104,704	0.9
37,361		Hill-Rom Holdings, Inc.	3,120,017	0.9
123,358	(1)	HMS Holdings Corp.	2,954,424	0.8
62,028	(1)	Insmed, Inc.	1,993,580	0.5
41,806	(1)	Iovance Biotherapeutics, Inc.	1,376,253	0.4
52,658	(1)	Magellan Health, Inc.	3,990,423	1.1
17,513	(1)	MyoKardia, Inc.	2,387,547	0.7
81,287	(1),(2)	NextCure, Inc.	715,326	0.2
39,985	(1),(2)	Poseida Therapeutics, Inc.	354,667	0.1
29,833	(1)	PTC Therapeutics, Inc.	1,394,693	0.4
10,164	(1)	Reata Pharmaceuticals, Inc.	990,177	0.3
152,860	(1)	Select Medical Holdings Corp.	3,182,545	0.9
48,112	(1)	Syneos Health, Inc.	2,557,634	0.7
50,007	(1),(2)	UroGen Pharma Ltd.	964,635	0.3
			60,129,096	16.7

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: 20.3%
114,888	(1)	Air Transport Services Group, Inc.	$ 2,879,093	0.8
28,538		Alamo Group, Inc.	3,082,960	0.8
104,093		Altra Industrial Motion Corp.	3,848,318	1.1
23,356	(1)	ASGN, Inc.	1,484,507	0.4
89,699	(1)	AZEK Co., Inc./The	3,122,422	0.9
155,604	(1)	Builders FirstSource, Inc.	5,075,802	1.4
49,976	(1)	Casella Waste Systems, Inc.	2,791,160	0.8
65,829		Crane Co.	3,300,008	0.9
34,703		Curtiss-Wright Corp.	3,236,402	0.9
96,494		Deluxe Corp.	2,482,791	0.7
46,220		EMCOR Group, Inc.	3,129,556	0.9
23,196	(1)	FTI Consulting, Inc.	2,458,080	0.7
13,362	(1)	Generac Holdings, Inc.	2,587,418	0.7
55,453	(1)	IAA, Inc.	2,887,438	0.8
44,840		ICF International, Inc.	2,759,005	0.8
32,100		Regal Beloit Corp.	3,013,227	0.8
28,486	(1)	SiteOne Landscape Supply, Inc.	3,473,868	1.0
96,964		Skywest, Inc.	2,895,345	0.8
111,560	(1)	SP Plus Corp.	2,002,502	0.5
37,371		Tetra Tech, Inc.	3,568,931	1.0
38,174		UFP Industries, Inc.	2,157,213	0.6
30,659		Watts Water Technologies, Inc.	3,070,499	0.8
108,067		Werner Enterprises, Inc.	4,537,733	1.2
44,495		Woodward, Inc.	3,566,719	1.0
			73,410,997	20.3

		Information Technology: 15.3%
68,043	(1)	ACI Worldwide, Inc.	1,777,964	0.5
14,644	(1)	CACI International, Inc.	3,121,515	0.9
130,297	(1)	Cardtronics plc	2,579,881	0.7
93,317	(1)	Commvault Systems, Inc.	3,807,334	1.1
45,114	(1)	Envestnet, Inc.	3,480,996	1.0
104,556		EVERTEC, Inc.	3,629,139	1.0
314,099	(1)	Harmonic, Inc.	1,752,672	0.5
63,328	(1)	j2 Global, Inc.	4,383,564	1.2
107,526	(1)	Lattice Semiconductor Corp.	3,113,953	0.9
32,914	(1)	LiveRamp Holdings, Inc.	1,703,958	0.5
28,587	(1)	Lumentum Holdings, Inc.	2,147,741	0.6
72,617	(1)	Mimecast Ltd.	3,407,190	0.9
108,490	(1)	Onto Innovation, Inc.	3,230,832	0.9
51,475	(1)	Plexus Corp.	3,635,679	1.0
25,074	(1)	Q2 Holdings, Inc.	2,288,253	0.6
54,451	(1)	RealPage, Inc.	3,138,556	0.9
29,430	(1)	Silicon Laboratories, Inc.	2,879,725	0.8
13,755		SYNNEX Corp.	1,926,525	0.5
261,309	(1)	Viavi Solutions, Inc.	3,065,155	0.8
			55,070,632	15.3

		Materials: 3.9%
109,412		Avient Corp.	2,895,041	0.8
112,502		Commercial Metals Co.	2,247,790	0.6
64,760		Minerals Technologies, Inc.	3,309,236	0.9
68,785		Sealed Air Corp.	2,669,546	0.8
51,690		Sensient Technologies Corp.	2,984,581	0.8
			14,106,194	3.9

		Real Estate: 5.9%
270,645		Acadia Realty Trust	2,841,772	0.8
66,133		American Campus Communities, Inc.	2,309,364	0.6
255,094	(1),(2)	Cushman & Wakefield PLC	2,681,038	0.7
75,814		Easterly Government Properties, Inc.	1,698,992	0.5
21,141		EastGroup Properties, Inc.	2,734,166	0.8
25,345	(2)	Innovative Industrial Properties, Inc.	3,145,568	0.9
34,283		QTS Realty Trust, Inc.	2,160,515	0.6
47,219		Ryman Hospitality Properties	1,737,659	0.5
216,907		Xenia Hotels & Resorts, Inc.	1,904,443	0.5
			21,213,517	5.9

		Utilities: 2.6%
55,979		Black Hills Corp.	2,994,317	0.8
21,221		Idacorp, Inc.	1,695,558	0.5
33,590		NorthWestern Corp.	1,633,818	0.4
89,117		Portland General Electric Co.	3,163,653	0.9
			9,487,346	2.6

	Total Common Stock
	(Cost $359,369,798)		358,107,373	99.2

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.9%
		Repurchase Agreements: 2.4%
1,325,183	(3)	Citadel Securities LLC, Repurchase Agreement dated 09/30/20, 0.12%, due 10/01/20 (Repurchase Amount $1,325,187, collateralized by various U.S. Government Securities, 0.000%-7.500%, Market Value plus accrued interest $1,351,692, due 10/08/20-08/15/50)	1,325,183	0.4

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,982,218	(3) Citigroup, Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $1,982,222, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.625%, Market Value plus accrued interest $2,021,862, due 11/27/20-11/01/59)	$ 1,982,218	0.5
1,244,656	(3) Deutsche Bank Securities Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $1,244,659, collateralized by various U.S. Government Securities, 0.000%-5.250%, Market Value plus accrued interest $1,269,549, due 10/20/20-02/15/50)	1,244,656	0.3
1,982,218	(3) MUFG Securities America Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $1,982,222, collateralized by various U.S. Government Agency Obligations, 2.000%-5.000%, Market Value plus accrued interest $2,021,862, due 08/01/35-09/01/50)	1,982,218	0.6
1,982,218	(3) RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $1,982,222, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $2,021,862, due 10/27/20-07/15/61)	1,982,218	0.6

	Total Repurchase Agreements
	(Cost $8,516,493)	8,516,493	2.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.5%
5,478,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.000%
	(Cost $5,478,000)	$ 5,478,000	1.5

	Total Short-Term Investments
	(Cost $13,994,493)	13,994,493	3.9

	Total Investments in Securities (Cost $373,364,291)	$ 372,101,866	103.1
	Liabilities in Excess of Other Assets	(11,259,004)	(3.1)
	Net Assets	$ 360,842,862	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2020.

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Common Stock*	$358,107,373	$–	$–	$358,107,373
Short-Term Investments	5,478,000	8,516,493	–	13,994,493
Total Investments, at fair value	$363,585,373	$8,516,493	$–	$372,101,866

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $383,494,159.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$30,727,636
Gross Unrealized Depreciation	(42,119,929)
Net Unrealized Depreciation	$(11,392,293)